COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

7.	COMMITMENTS AND CONTINGENCIES

(a)	Leases

The Company has one master lease for office and manufacturing facilities which is considered an operating lease. The Company obtained the right of use of real estate located in Tucson, Arizona, in February 2015 under a lease which was subsequently renewed until January 31, 2027. The lease currently requires monthly payments of approximately $34,000 per month with 2.5% annual escalation. Two other operating leases expired prior to December 31, 2025.

Right-of-use assets acquired under finance and operating leases consist of the following (in thousands):

	December 31, 2025	December 31, 2024
Finance leases:
Office equipment	$152	$177
Finance lease right-of-use assets, net	$152	$177

Operating Leases:
Facilities	$363	$653
Office equipment	-	47
Operating lease right-of-use assets, net	$363	$700

As of December 31, 2025, the Company had three finance leases for office equipment with a weighted-average discount rate of 7.4% and a weighted-average remaining lease term of 1.30 years. As of December 31, 2024, the Company had three finance leases for office equipment with a weighted-average discount rate of 6.80% and a weighted-average remaining lease term of 2.26 years.

As of December 31, 2025 and 2024, the weighted average discount rate for operating leases was 12.0%, and the weighted average remaining term of these leases was 1.00 and 1.95 years, respectively.

The following table summarizes the Company’s undiscounted cash payment obligations for its operating and finance lease liabilities with initial terms of more than twelve months (in thousands):

	December 31, 2025
	Operating Leases	Finance Lease
2026	$412	$88
2027	34	32
Undiscounted total	446	120
Less: imputed interest	(26)	(13)
Present value of future minimum payments	420	107
Current portion of lease liability	(386)	(77)
Lease liability, net of current portion	$34	$30

Certain operating lease agreements for facilities include non-lease costs, such as common area maintenance, which are recorded as variable lease costs. Cash paid for amounts included in the measurement of operating lease liabilities totaled $443,000 and $418,000 in the years ended December 31, 2025, and 2024, respectively. Operating lease expenses are summarized as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$359	$384
Short-term lease cost	53	11
Variable lease cost	15	29
Total operating lease cost	$427	$424

Cash paid under finance leases totaled $72,000 and $56,000 in the years ended December 31, 2025, and 2024, respectively.

(b)	China Corporation

On July 2, 2023, the Company granted SynCardia Medical (Beijing), Inc. (“SMB”) exclusive distribution rights of its products in mainland China, Hong Kong, Macau and Taiwan. Contingent on the Company becoming publicly traded on a stock exchange, it would be committed to contribute approximately $2.85 million in exchange for a 60% ownership interest and control of the board of directors of SMB. Should this occur, non-controlling owners would also invest approximately $2.85 million to obtain a 40% ownership interest in SMB and the Company would begin to consolidate its results in its consolidated financial statements. For the year ended December 31, 2024, the Company sent inventory to SMB primarily for the purpose of regulatory registration inspection and testing. The Company recorded the value of these inventories amounting to approximately $540,000 to general and administrative expense.

As of December 31, 2025, the Company had not consummated the contemplated investment, and SMB continued to operate solely as an independent distributor. The agreement remains in effect; however, the Company is monitoring international and market conditions and intends to work on extending the agreement with SMB. Accordingly, no amounts related to this arrangement have been recognized in the Company’s consolidated financial statements for the year ended December 31, 2025.

(c)	Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions, during the years ended December 31, 2025 and 2024. The Company currently has directors’ and officers’ insurance.

(d)	Litigation

From time to time the Company may be involved in claims arising in connection with its business. Based on information currently available, the Company believes that the amount, or range, of reasonably possible losses in connection with any pending actions against it in excess of established reserves, in the aggregate, are not material to its consolidated financial condition or cash flows. However, losses may be material to the Company’s operating results for any particular future period, depending on the level of income or loss for such period.